Restructuring Charge (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Restructuring charge	$ 184	$ 116	$ 505	$ 925	$ 1,522	$ 2,131
Severance costs				546	1,522	2,070
Restructuring charges					1,522	2,131
Consumer Products
Segment Reporting Information [Line Items]
Restructuring charge	$ 184		220
Corporation
Segment Reporting Information [Line Items]
Restructuring charge			$ 285
Communications
Segment Reporting Information [Line Items]
Restructuring charge					379	1,540
Severance costs				$ 379	$ 379	$ 1,540